UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04362
Columbia Mid Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 18.2%
Auto Components – 0.5%
	Autoliv, Inc.	107,370	5,018,474
		Auto Components Total	5,018,474
Hotels, Restaurants & Leisure – 5.7%
	Applebee’s International, Inc.	217,580	5,591,806
	Cheesecake Factory, Inc. (a)	115,910	5,666,840
	Four Seasons Hotels, Inc.	44,890	3,164,296
	Harrah’s Entertainment, Inc.	134,540	8,260,756
	Hilton Hotels Corp.	434,300	8,972,638
	Marriott International, Inc., Class A	115,390	6,559,921
	Yum! Brands, Inc.	321,860	14,612,444
		Hotels, Restaurants & Leisure Total	52,828,701
Household Durables – 3.5%
	Centex Corp.	69,670	3,655,585
	D.R. Horton, Inc.	120,530	4,243,861
	Harman International Industries, Inc.	40,720	5,002,452
	Tempur-Pedic International, Inc. (a)	1,023,700	19,849,543
		Household Durables Total	32,751,441
Leisure Equipment & Products – 0.5%
	Marvel Enterprises, Inc. (a)	250,530	4,617,268
		Leisure Equipment & Products Total	4,617,268
Media – 2.2%
	Grupo Televisa SA, ADR	68,090	4,239,964
	Lamar Advertising Co., Class A (a)	110,200	4,346,288
	XM Satellite Radio Holdings, Inc., Class A (a)	316,940	11,698,256
		Media Total	20,284,508
Specialty Retail – 4.5%
	Bed Bath & Beyond, Inc. (a)	101,740	4,062,275
	Chico’s FAS, Inc. (a)	278,820	10,762,452
	PETCO Animal Supplies, Inc. (a)	146,440	5,295,270
	PETsMART, Inc.	226,950	7,777,577
	Staples, Inc.	153,520	4,898,823
	Urban Outfitters, Inc. (a)	197,500	8,393,750
		Specialty Retail Total	41,190,147

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 1.3%
	Coach, Inc. (a)	244,360	12,178,902
		Textiles, Apparel & Luxury Goods Total	12,178,902
		CONSUMER DISCRETIONARY TOTAL	168,869,441
CONSUMER STAPLES – 3.7%
Food & Staples Retailing – 1.0%
	Whole Foods Market, Inc.	101,780	9,238,570
		Food & Staples Retailing Total	9,238,570
Food Products – 2.2%
	Bunge Ltd.	233,180	12,293,250
	Corn Products International, Inc.	64,950	3,534,579
	Hershey Foods Corp.	88,050	4,560,990
		Food Products Total	20,388,819
Personal Products – 0.5%
	Alberto-Culver Co.	98,280	4,550,364
		Personal Products Total	4,550,364
		CONSUMER STAPLES TOTAL	34,177,753
ENERGY – 6.4%
Energy Equipment & Services – 4.2%
	Baker Hughes, Inc.	194,630	8,627,948
	BJ Services Co.	147,180	7,457,611
	Nabors Industries Ltd. (a)	88,520	4,603,040
	National-Oilwell, Inc. (a)	327,380	11,851,156
	Weatherford International Ltd. (a)	123,680	6,602,038
		Energy Equipment & Services Total	39,141,793
Oil & Gas – 2.2%
	EOG Resources, Inc.	52,690	3,955,439
	Murphy Oil Corp.	31,590	2,694,943
	Ultra Petroleum Corp. (a)	83,750	4,410,275
	XTO Energy, Inc.	243,855	8,864,129
		Oil & Gas Total	19,924,786
		ENERGY TOTAL	59,066,579
FINANCIALS – 4.5%
Capital Markets – 0.8%
	E*TRADE Financial Corp. (a)	556,040	7,706,714
		Capital Markets Total	7,706,714
Commercial Banks – 1.9%
	North Fork Bancorporation, Inc.	259,355	7,469,424
	TCF Financial Corp.	116,080	3,588,033

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Zions Bancorporation	99,280	6,602,120
		Commercial Banks Total	17,659,577
Insurance – 1.1%
	Ambac Financial Group, Inc.	127,190	10,344,363
		Insurance Total	10,344,363
Real Estate – 0.7%
	St. Joe Co.	107,050	5,871,693
		Real Estate Total	5,871,693
		FINANCIALS TOTAL	41,582,347
HEALTH CARE – 18.4%
Biotechnology – 3.0%
	Amylin Pharmaceuticals, Inc. (a)	366,070	7,460,507
	Gen-Probe, Inc. (a)	179,250	7,152,075
	Genzyme Corp. (a)	179,840	10,072,838
	Martek Biosciences Corp. (a)	74,220	2,884,931
		Biotechnology Total	27,570,351
Health Care Equipment & Supplies – 6.5%
	Beckman Coulter, Inc.	85,960	5,626,941
	Biomet, Inc.	207,330	9,924,887
	Fisher Scientific International, Inc. (a)	216,840	12,260,134
	Kinetic Concepts, Inc. (a)	237,940	15,090,155
	Thermo Electron Corp. (a)	336,840	10,189,410
	Varian Medical Systems, Inc.	178,380	7,506,230
		Health Care Equipment & Supplies Total	60,597,757
Health Care Providers & Services – 4.4%
	Accredo Health, Inc. (a)	195,210	5,284,335
	Community Health Systems, Inc. (a)	170,040	4,701,606
	DaVita, Inc. (a)	442,695	14,706,328
	McKesson Corp.	165,210	4,881,956
	UnitedHealth Group, Inc.	60,005	4,971,414
	WellPoint Health Networks, Inc. (a)	58,040	5,881,193
		Health Care Providers & Services Total	40,426,832
Pharmaceuticals – 4.5%
	Elan Corp. PLC, ADR (a)	322,530	8,514,792
	Endo Pharmaceuticals Holdings, Inc. (a)	269,340	5,516,083
	IVAX Corp. (a)	192,255	3,001,101
	Medicis Pharmaceutical Corp., Class A	393,870	14,490,477
	Nektar Therapeutics (a)	259,570	4,850,066

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Teva Pharmaceutical Industries Ltd., ADR	214,080	5,840,102
		Pharmaceuticals Total	42,212,621
		HEALTH CARE TOTAL	170,807,561
INDUSTRIAL – 10.5%
Aerospace & Defense – 1.1%
	L-3 Communications Holdings, Inc.	61,170	4,552,271
	United Defense Industries, Inc. (a)	129,870	5,883,111
		Aerospace & Defense Total	10,435,382
Air Freight & Logistics – 1.2%
	C.H. Robinson Worldwide, Inc.	115,200	6,192,000
	Expeditors International of Washington, Inc.	92,710	4,937,735
		Air Freight & Logistics Total	11,129,735
Building Products – 0.5%
	Masco Corp.	127,700	4,503,979
		Building Products Total	4,503,979
Commercial Services & Supplies – 6.8%
	Avery Dennison Corp.	83,230	4,882,272
	Career Education Corp. (a)	77,270	3,005,803
	ChoicePoint, Inc. (a)	273,000	11,971,050
	Cintas Corp.	103,210	4,615,551
	Corporate Executive Board Co.	200,520	13,450,882
	Education Management Corp. (a)	211,030	6,993,534
	Manpower, Inc.	279,710	13,529,573
	Robert Half International, Inc.	174,650	4,720,789
		Commercial Services & Supplies Total	63,169,454
Construction & Engineering – 0.9%
	Jacobs Engineering Group, Inc. (a)	176,560	8,116,463
		Construction & Engineering Total	8,116,463
		INDUSTRIAL TOTAL	97,355,013
INFORMATION TECHNOLOGY – 27.0%
Communications Equipment – 3.7%
	Avocent Corp. (a)	109,380	4,148,783
	Comverse Technology, Inc. (a)	398,650	8,479,286
	Harris Corp.	76,700	5,076,773
	Juniper Networks, Inc. (a)	375,010	10,324,025
	Polycom, Inc. (a)	274,810	6,276,660
		Communications Equipment Total	34,305,527

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 2.9%
	Apple Computer, Inc. (a)	132,400	8,877,420
	Lexmark International, Inc., Class A (a)	46,420	3,941,058
	SanDisk Corp. (a)	638,200	14,410,556
		Computers & Peripherals Total	27,229,034
Electronic Equipment & Instruments – 1.0%
	CDW Corp.	74,410	4,890,225
	FLIR Systems, Inc. (a)	73,990	4,169,337
		Electronic Equipment & Instruments Total	9,059,562
Internet Software & Services – 0.7%
	Ask Jeeves, Inc. (a)	239,480	6,188,163
		Internet Software & Services Total	6,188,163
IT Services – 2.4%
	Cognizant Technology Solutions Corp., Class A (a)	247,900	9,452,427
	Iron Mountain, Inc. (a)	285,200	8,593,076
	SunGard Data Systems, Inc. (a)	156,500	4,148,815
		IT Services Total	22,194,318
Office Electronics – 1.0%
	Zebra Technologies Corp., Class A (a)	188,960	9,500,909
		Office Electronics Total	9,500,909
Semiconductors & Semiconductor Equipment – 7.7%
	Advanced Micro Devices (a)	482,170	10,260,578
	Altera Corp. (a)	183,280	4,156,790
	Broadcom Corp., Class A (a)	425,430	13,834,984
	Linear Technology Corp.	252,160	9,622,426
	Marvell Technology Group Ltd. (a)	250,390	8,027,503
	Microchip Technology, Inc.	215,350	6,068,563
	National Semiconductor Corp.	181,260	2,802,280
	NVIDIA Corp. (a)	368,000	7,039,840
	Silicon Laboratories, Inc. (a)	321,510	9,690,311
		Semiconductors & Semiconductor Equipment Total	71,503,275
Software – 7.6%
	Amdocs Ltd. (a)	265,570	6,864,985
	BMC Software, Inc. (a)	359,710	6,683,412
	Business Objects SA, ADR (a)	70,760	1,647,293
	Check Point Software Technologies Ltd. (a)	348,430	8,271,728
	Citrix Systems, Inc. (a)	372,540	8,795,669
	Hyperion Solutions Corp. (a)	221,220	9,912,868
	Intuit, Inc. (a)	88,230	3,691,543

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Mercury Interactive Corp. (a)	245,950	11,217,780
	Novell, Inc. (a)	662,850	4,043,385
	Shanda Interactive Entertainment Ltd., ADS (a)	90,500	3,633,575
	VERITAS Software Corp. (a)	251,150	5,500,185
		Software Total	70,262,423
		INFORMATION TECHNOLOGY TOTAL	250,243,211
MATERIALS – 5.6%
Chemicals – 1.8%
	Potash Corp. of Saskatchewan, Inc.	217,080	16,623,987
		Chemicals Total	16,623,987
Construction Materials – 0.4%
	Florida Rock Industries, Inc.	59,430	3,345,909
		Construction Materials Total	3,345,909
Metals & Mining – 3.4%
	Allegheny Technologies, Inc.	163,610	3,599,420
	Freeport-McMoRan Copper & Gold, Inc., Class B	127,810	5,001,205
	Inco Ltd. (a)	218,380	8,228,558
	Peabody Energy Corp.	102,800	8,532,400
	Phelps Dodge Corp.	65,290	6,341,618
		Metals & Mining Total	31,703,201
		MATERIALS TOTAL	51,673,097
TELECOMMUNICATION SERVICES – 3.9%
Wireless Telecommunication Services – 3.9%
	American Tower Corp., Class A (a)	222,390	4,031,931
	Crown Castle International Corp. (a)	505,080	8,525,750
	Millicom International Cellular SA (a)	365,130	8,091,281
	Nextel Partners, Inc., Class A (a)	371,400	6,718,626
	VimpelCom, ADR (a)	77,010	2,998,769
	Western Wireless Corp., Class A (a)	204,980	5,534,460
		Wireless Telecommunication Services Total	35,900,817
		TELECOMMUNICATION SERVICES TOTAL	35,900,817
	Total Common Stocks (cost of $778,675,799)		909,675,819

		Shares	Value ($)*
Convertible Preferred Stocks – 0.0%
INFORMATION TECHNOLOGY – 0.0%
Internet Software & Services – 0.0%
	Network Specialists, Inc., Series A (a)(b)(c)	394,218	3,942
		Internet Software & Services Total	3,942
		INFORMATION TECHNOLOGY TOTAL	3,942
	Total Convertible Preferred Stocks (cost of $3,000,000)		3,942

		Par ($)

Short-Term Obligation – 2.1%

	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840%, collateralized by a U.S. Treasury Note maturing 07/15/09, market value of $19,441,281 (repurchase proceeds $19,056,974)	19,056,000	19,056,000

	Total Short-Term Obligation (cost of $19,056,000)		19,056,000
	Total Investments – 100.3% (cost of $800,731,799)(d)(e)		928,735,761
	Other Assets & Liabilities, Net – (0.3)%		(2,411,803)

	Net Assets — 100.0%		926,323,958

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the value of this security represents 0.0% of net assets.

(d)	Cost for federal income tax purposes is $800,731,799.

(e)	Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$146,854,764	$(18,850,802)	$128,003,962

Acronym	Name

ADR	American Depositary Receipt
ADS	American Depository Shares

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Mid Cap Growth Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005